GoodHaven Fund
SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited)

Shares	COMMON STOCKS - 87.5%		Value
	Banks-Diversified - 4.0%
70,000	Bank of America Corp.		$2,429,700
8,000	JPMorgan Chase & Co.		1,177,360
			3,607,060

	Capital Markets - 2.3%
45,000	KKR & Co, Inc.		2,050,200

	Computer Software - 14.3%
5,310	Alphabet Inc. - Class C1		10,815,727
7,300	Facebook, Inc. - Class A1		1,880,626
			12,696,353

	Diversified Holding Companies - 13.6%
50,200	Berkshire Hathaway Inc. - Class B1		12,073,602

	Financial Services - 9.6%
36,555	Brookfield Asset Management, Inc. - Class A		1,474,994
242,512	Jefferies Financial Group Inc.		7,042,549
			8,517,543

	General Building Materials - 4.9%
99,400	Builders FirstSource, Inc.[1]		4,300,541

	Home Builder - 3.9%
51,946	Lennar Corporation - Class B		3,436,747

	Industrial Conglomerate - 2.3%
25,000	EXOR NV		2,005,888

	Industrial Supplies - 1.3%
32,805	Systemax Inc.		1,184,261

	Metals & Mining - 5.6%
264,650	Barrick Gold Corp.		4,941,015

	Oil & Gas Equipment & Services - 1.5%
96,600	TerraVest Industries, Inc.		1,313,960

	Oil & Gas Exploration & Production - 9.6%
1,403,100	Birchcliff Energy Ltd.		3,274,561
170,361	Devon Energy Corp.		3,669,576
75,667	Hess Midstream LP- Class A		1,586,737
			8,530,874

	Property/Casualty Insurance - 8.7%
5,700	Alleghany Corp.		3,684,651
6,000	Chubb Ltd.		975,480
35,000	The Progressive Corp.		3,008,250
			7,668,381

	Real Estate - 4.3%
114,000	STORE Capital Corp. - REIT		3,812,160

	Utilities - 1.6%
135,000	PG&E Corp.[1]		1,418,850

	TOTAL COMMON STOCKS
	(Cost $47,583,821)		77,557,435

	PREFERRED STOCKS - 1.3%
	Government Agency - 1.3%
7,750	Federal National Mortgage Association, Series E, 5.100% [1,2]		63,317
10,000	Federal National Mortgage Association, Series N 5.500% [1,2]		85,500
59,980	Federal National Mortgage Association, Series R, 7.625% [1,2]		281,906
27,846	Federal National Mortgage Association, Series S, 8.250% [1,2,3]		157,887
121,581	Federal National Mortgage Association, Series T, 8.250% [1,2]		577,510
			1,166,120

	TOTAL PREFERRED STOCKS
	(Cost $1,900,918)		1,166,120

Principal Amount	U.S. GOVERNMENT SECURITIES - 9.6%
	United States Treasury Bills - 9.6%
$ 2,500,000	0.080% due 4/22/2021 [4]		2,499,919
6,000,000	0.030% due 7/22/2021 [4]		5,999,285
			8,499,204
	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $8,498,996)		8,499,204

	MISCELLANEOUS SECURITIES - 0.3%[5]	Notional Amount
	TOTAL MISCELLANEOUS SECURITIES
	(Cost $199,412)	$ 16,355,480	259,075
	Total Investments
	(Cost $58,183,147) - 98.7%		87,481,834
	Cash and Other Assets in Excess of Liabilities - 1.3%		1,161,262
	TOTAL NET ASSETS - 100.0%		$88,643,096

REIT -	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Perpetual maturity.
[3]	Variable rate dividend; rate shown is rate of last dividend.
[4]	Rate represents the annualized yield to maturity from the purchase price.
[5]	Represents previously undisclosed securities which the Fund has held for less than one year.

GoodHaven Fund
Summary of Fair Value Exposure at February 28, 2021 (Unaudited)

The GoodHaven Fund, (the "Fund"), utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2021. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$77,557,435	$–	$–	$77,557,435
Preferred Stocks	1,080,620	85,500	–	1,166,120
U.S. Government Securities	–	8,499,204	–	8,499,204
Miscellaneous Securities	–	259,075	–	259,075
Total Investments	$78,638,055	$8,843,779	$–	$87,481,834